Stockholders' Equity, Stock Option Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Number of Shares [Roll Forward]
Options outstanding, beginning of period (in shares)	10,263	10,744
Options granted (in shares)	2,562	2,259
Options exercised (in shares)	(1,223)	(2,476)
Options forfeited or cancelled (in shares)	(142)	(264)
Options outstanding, end of period (in shares)	11,460	10,263
Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning of period (in dollars per share)	$ 37.82	$ 32.40
Options granted (in dollars per share)	45.60	47.66
Options exercised (in dollars per share)	24.96	22.41
Options forfeited or cancelled (in dollars per share)	45.05	46.07
Options outstanding, end of period (in dollars per share)	40.84	37.82
Additional Information [Abstract]
Option price range at end of period, lower limit (in dollars per share)	3.04	3.04
Option price range at end of period, upper limit (in dollars per share)	$ 54.33	$ 54.33
Options exercisable at end of period (in shares)	5,599	4,720
Options available for grant at period end (in shares)	2,678	5,099
Weighted average fair value of options granted during period (in dollars per share)	$ 14.26	$ 15.34